Other Financial Assets Non-current - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of financial assets [line items]
Restricted deposits held in relation to legal cases	$ 44.4	₨ 3,244.6	₨ 839.5
Legal cases [Member]
Disclosure of financial assets [line items]
Restricted deposits held in relation to legal cases		₨ 475.5	₨ 561.2